Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 685,000
Previously Paid Amount	0.00
Total Fee Amount	104.87
Total Offset Amount	0.00
Net Fee	104.87
Narrative - Max Aggregate Offering Price	$ 685,000
Final Prospectus	true